Related party transactions - Related party balances (Details) - Unilever Group Companies € in Millions	Dec. 31, 2024 EUR (€)
Related party transactions
Amount receivable from related party	€ 12
Loans payable
Related party transactions
Amount payable to related party	9
Trade and other payables
Related party transactions
Amount payable to related party	€ 7